Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Consideration Transferred

The table below lists the fair value of the consideration transferred in the Pfizer Agreement:

Fair value at acquisition date
Cash paid	$10,000,000
Contingent obligation	5,871,000
Contingent receivable	(579,000)

$15,292,000

Purchase Price Allocation of Assets and Liabilities

The purchase price allocation resulted in the following amounts being allocated to the assets and liabilities assumed at the acquisition date based upon their respected fair values summarized below:

December 11, 2009
IPR&D asset	$15,292,000
Deferred tax liability	(5,811,000)
Goodwill	5,811,000

Total consideration transferred	$15,292,000